Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Maturities and Balance Sheet Presentation Under All Non-cancelable Operating Leases
The maturities and balance sheet presentation under all
non-cancelable
operating leases as of June 30, 2022, are as follows:

Operating Leases
Maturity of lease liabilities
2022 (remaining 6 months)	$108,773
2023	217,545
2024	123,077

Total lease liabilities	449,395
Less imputed interest	(36,116)

Present value of operating lease liability as of June 30, 2022	$413,279

Reported as of June 30, 2022
Lease liabilities—current	$191,400
Lease liabilities—noncurrent	221,879

$413,279

The
maturities and balance sheet presentation under all
non-cancelable
operating leases as of December 31, 2021, are as follows:

Operating Leases

Maturity of lease liabilities
2022	$143,004
2023	143,004
2024	71,502

Total lease liabilities	357,510
Less: imputed interest	(34,454)

Present value of operating lease liability as of December 31, 2021	$323,056

Reported as of December 31, 2021
Lease liabilities — current	$121,552
Lease liabilities — noncurrent	201,504

$323,056